Trade Notes and Accounts Payable	12 Months Ended
Dec. 31, 2025
Trade and other current payables [abstract]
Trade Notes and Accounts Payable
26.
TRADE NOTES AND ACCOUNTS PAYABLE

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Trade notes and accounts payable	$17,743	$15,923

Trade notes and accounts payable were attributable to operating activities and the trading conditions were agreed separately.